Stock Based Compensation (Details) (Detail) (Equity Option [Member], USD $)	12 Months Ended
Dec. 31, 2013
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of common shares	$ 0.25
Risk free interest rate	0.50%
Expected award life (years)	0 years
Expected volatility	38.00%
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of common shares	$ 7.24
Risk free interest rate	0.59%
Expected award life (years)	2 years 6 months
Expected volatility	40.00%